Exhibit 99.1

World Omni Auto Receivables Trust 2011-B

Monthly Servicer Certificate

March 31, 2012

Dates Covered
Collections Period	03/01/12 - 03/31/12
Interest Accrual Period	03/15/12 - 04/15/12
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/12	637,637,085.14	36,409
Yield Supplement Overcollateralization Amount at 02/29/12	19,036,501.63	0

Receivables Balance at 02/29/12	656,673,586.77	36,409
Principal Payments	21,267,613.06	1,305
Defaulted Receivables	851,293.84	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/12	18,161,533.90	0

Pool Balance at 03/31/12	616,393,145.97	35,061

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	4,946,433.99	430
Past Due 61-90 days	728,913.46	65
Past Due 91 + days	130,283.93	8

Total	5,805,631.38	503

Total 31+ Delinquent as % Ending Pool Balance	0.94%

Recoveries	505,331.84

Aggregate Net Losses/(Gains) - March 2012	345,962.00

Overcollateralization Target Amount	32,360,640.16
Actual Overcollateralization	31,064,212.27

Weighted Average APR	4.39%
Weighted Average APR, Yield Adjusted	5.83%
Weighted Average Remaining Term	55.24

Flow of Funds	$ Amount

Collections	24,051,776.25
Advances	(3,246.33)
Investment Earnings on Cash Accounts	2,971.32
Servicing Fee	(547,227.99)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,504,273.25

Distributions of Available Funds
(1) Class A Interest	420,661.42
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	23,051,943.38
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	23,504,273.25

Servicing Fee	547,227.99
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 03/15/12	608,380,877.08
Principal Paid	23,051,943.38
Note Balance @ 04/16/12	585,328,933.70

Class A-1
Note Balance @ 03/15/12	61,656,877.08
Principal Paid	23,051,943.38
Note Balance @ 04/16/12	38,604,933.70
Note Factor @ 04/16/12	24.4335023%

Class A-2
Note Balance @ 03/15/12	197,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	197,000,000.00
Note Factor @ 04/16/12	100.0000000%

Class A-3
Note Balance @ 03/15/12	243,000,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	243,000,000.00
Note Factor @ 04/16/12	100.0000000%

Class A-4
Note Balance @ 03/15/12	87,531,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	87,531,000.00
Note Factor @ 04/16/12	100.0000000%

Class B
Note Balance @ 03/15/12	19,193,000.00
Principal Paid	0.00
Note Balance @ 04/16/12	19,193,000.00
Note Factor @ 04/16/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	452,329.87
Total Principal Paid	23,051,943.38

Total Paid	23,504,273.25

Class A-1
Coupon	0.41126%
Interest Paid	22,539.56
Principal Paid	23,051,943.38

Total Paid to A-1 Holders	23,074,482.94

Class A-2
Coupon	0.65000%
Interest Paid	106,708.33
Principal Paid	0.00

Total Paid to A-2 Holders	106,708.33

Class A-3
Coupon	0.96000%
Interest Paid	194,400.00
Principal Paid	0.00

Total Paid to A-3 Holders	194,400.00

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00

Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00

Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6418539
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.7105979

Total Distribution Amount	33.3524518

A-1 Interest Distribution Amount	0.1426554
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.8983758

Total A-1 Distribution Amount	146.0410312

A-2 Interest Distribution Amount	0.5416666
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.5416666

A-3 Interest Distribution Amount	0.8000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.8000000

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.6500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/29/12	55,516.72
Balance as of 03/31/12	52,270.39
Change	(3,246.33)

Reserve Account
Balance as of 03/15/12	1,810,700.07
Investment Earnings	230.06
Investment Earnings Paid	(230.06)
Deposit/(Withdrawal)	—
Balance as of 04/16/12	1,810,700.07
Change	—

Required Reserve Amount	1,810,700.07